SCHEDULE OF INVESTMENTS
Small Cap Core (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 6.7%
Cogent Communications Group, Inc.	79	$4,338
Vonage Holdings Corp.(A)	743	8,401

		12,739

Broadcasting – 0.4%
Nexstar Broadcasting Group, Inc.	7	728

Total Communication Services – 7.1%		13,467

Consumer Discretionary
Casinos & Gaming – 1.0%
Red Rock Resorts, Inc., Class A	88	1,781

Education Services – 3.0%
Grand Canyon Education, Inc.(A)	57	5,603

Homebuilding – 0.7%
TopBuild Corp.(A)	14	1,393

Leisure Products – 1.5%
Polaris, Inc.	33	2,894

Specialized Consumer Services – 2.5%
OneSpaWorld Holdings Ltd.(A)(B)	305	4,740

Total Consumer Discretionary – 8.7%		16,411

Consumer Staples
Packaged Foods & Meats – 6.5%
Nomad Foods Ltd.(A)	364	7,457
Sanderson Farms, Inc.	20	3,032
TreeHouse Foods, Inc.(A)	32	1,763

		12,252

Total Consumer Staples – 6.5%		12,252

Energy
Oil & Gas Exploration & Production – 2.1%
Magnolia Oil & Gas Corp.(A)	352	3,906

Oil & Gas Storage & Transportation – 1.7%
Scorpio Tankers, Inc.	111	3,296

Total Energy – 3.8%		7,202
Financials
Consumer Finance – 1.6%
Encore Capital Group, Inc.(A)	89	2,968

Multi–Line Insurance – 3.0%
Assurant, Inc.(C)	23	2,832
Kemper Corp.	36	2,787

		5,619

Property & Casualty Insurance – 3.9%
Argo Group International Holdings Ltd.	50	3,545
Old Republic International Corp.	165	3,892

		7,437

Regional Banks – 5.7%
First Horizon National Corp.	120	1,939
TCF Financial Corp.	35	1,351

Webster Financial Corp.	157	7,367

		10,657

Thrifts & Mortgage Finance – 2.8%
MGIC Investment Corp.	419	5,271

Total Financials – 17.0%		31,952

Health Care
Health Care Equipment – 4.0%
Envista Holdings Corp.(A)	72	2,000
Glaukos Corp.(A)	18	1,151
Integer Holdings Corp.(A)	29	2,229
Tandem Diabetes Care, Inc.(A)	35	2,071

		7,451

Health Care Facilities – 2.8%
Encompass Health Corp.	83	5,228

Health Care Services – 4.1%
Chemed Corp.	17	6,928
LHC Group, Inc.(A)	7	755

		7,683

Life Sciences Tools & Services – 0.6%
Medpace Holdings, Inc.(A)	15	1,224

Pharmaceuticals – 0.3%
Intersect ENT, Inc.(A)	38	653

Total Health Care – 11.8%		22,239

Industrials
Aerospace & Defense – 1.4%
Cubic Corp.	37	2,580

Building Products – 1.1%
Trex Co., Inc.(A)	24	2,186

Electrical Components & Equipment – 0.7%
Generac Holdings, Inc.(A)	18	1,399

Environmental & Facilities Services – 0.9%
Clean Harbors, Inc.(A)	22	1,711

Industrial Machinery – 7.1%
Crane Co.	57	4,562
Gardner Denver Holdings, Inc.(A)	99	2,810
RBC Bearings, Inc.(A)	24	4,063
Woodward, Inc.	18	1,905

		13,340

Research & Consulting Services – 1.4%
ICF International, Inc.	30	2,575

Security & Alarm Services – 2.1%
Brink’s Co. (The)	37	3,097
NAPCO Security Technologies, Inc.(A)	34	863

		3,960

Trucking – 0.8%
Knight Transportation, Inc.	42	1,517

Total Industrials – 15.5%		29,268

Information Technology
Application Software – 2.3%
Q2 Holdings, Inc.(A)	55	4,319

Data Processing & Outsourced Services – 5.7%
Cardtronics plc, Class A(A)	239	7,227
EVERTEC, Inc.	63	1,979

Repay Holdings Corp.(A)(B)	111	1,483

		10,689

IT Consulting & Other Services – 2.8%
Switch, Inc., Class A	340	5,306

Systems Software – 2.0%
PROS Holdings, Inc.(A)	64	3,829

Technology Distributors – 1.5%
Avnet, Inc.	62	2,738

Total Information Technology – 14.3%		26,881

Materials
Aluminum – 0.7%
Constellium N.V., Class A(A)	105	1,332

Diversified Chemicals – 1.7%
Huntsman Corp.	137	3,186

Diversified Metals & Mining – 0.5%
Compass Minerals International, Inc.	17	966

Total Materials – 2.9%		5,484

Real Estate
Hotel & Resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	34	2,780

Industrial REITs – 3.2%
Americold Realty Trust	59	2,193
STAG Industrial, Inc.	131	3,866

		6,059

Residential REITs – 0.6%
Essential Properties Realty Trust, Inc.	46	1,052

Retail REITs – 1.2%
Agree Realty Corp.	32	2,367

Total Real Estate – 6.5%		12,258

Utilities
Electric Utilities – 1.4%
ALLETE, Inc.	30	2,625

Gas Utilities – 2.1%
ONE Gas, Inc.	41	3,906

Total Utilities – 3.5%		6,531
TOTAL COMMON STOCKS – 97.6%		$183,945

(Cost: $172,730)

SHORT-TERM SECURITIES	Principal
Master Note – 1.0%
Toyota Motor Credit Corp. (1–Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(D)	$1,861	1,861

Money Market Funds – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (E)(F)	223	223

TOTAL SHORT-TERM SECURITIES – 1.1%		$2,084

(Cost: $2,084)

TOTAL INVESTMENT SECURITIES – 98.7%		$186,029

(Cost: $174,814)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		2,409

NET ASSETS – 100.0%		$188,438

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $1,769 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $2,832 or 1.5% of net assets.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$183,945	$—	$—
Short-Term Securities	223	1,861	—

Total	$184,168	$1,861	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$174,814

Gross unrealized appreciation	16,413
Gross unrealized depreciation	(5,198)

Net unrealized appreciation	$11,215